Income Tax - Additional Information (Detail) - RUB (₽)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [line Items]
Accumulated undistributed foreign earnings	₽ 2,473,000,000	₽ 2,690,000,000
Tax payable to distribute the earnings	124,000,000	149,000,000
Foreign exchange gain	0	0
Unused tax losses [member]
Disclosure of income taxes [line Items]
Deferred tax asset	₽ 9,000,000	₽ 15,000,000	₽ 68,000,000
CYPRUS [member]
Disclosure of income taxes [line Items]
Corporate income tax rate	12.50%
Capital gains tax	20.00%
CYPRUS [member] | Top of range [member]
Disclosure of income taxes [line Items]
Corporate income tax rate	6.25%
Percentage of income not lead to investment income	50.00%
Russia [member]
Disclosure of income taxes [line Items]
Corporate income tax rate	20.00%
Tax rate on income received from Russia government bonds	15.00%
Withholding tax rate on payment of dividends	15.00%
Russia [member] | Top of range [member]
Disclosure of income taxes [line Items]
Corporate income tax rate	10.00%
Reduced withholding tax rate on payment of dividends	5.00%
Kazakhstan [member]
Disclosure of income taxes [line Items]
Corporate income tax rate	20.00%